Income Taxes - Components of Domestic and Foreign Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) income before income taxes:
U.S operations					$ (7,955)	$ 29,313	$ 54,238
Non-U.S. operations					(743)	1,075	0
Income (loss) before benefit for income taxes	$ 12,053	$ 6,606	$ (7,145)	$ (8,208)	(8,698)	30,388	54,238
Current (benefit) provision:
Federal					(23)	313	1,168
State					(902)	2,099	3,306
Total current (benefit) provision					(925)	2,412	4,474
Deferred (benefit) provision:
Federal					(10,399)	11,637	(12,775)
State					(1,618)	(186)	(1,912)
Total deferred (benefit) provision			(3,073)	(577)	(12,017)	11,451	(14,687)
Total (benefit) provision for income taxes	$ (556)	$ 870	$ (3,073)	$ (1,467)	$ (12,942)	$ 13,863	$ (10,213)